Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Disaggregate Revenue Streams

The Company’s disaggregate revenue streams are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Online AR advertising services	571,842,123	541,924,655	422,245,411	60,073,613
Mobile games	732,505	-	-	-
Sales of semiconductor products	12,791,309	-	-	-
Total revenues	585,365,937	541,924,655	422,245,411	60,073,613

Schedule of Revenue by Timing of Transfer of Goods or Services

The Company’s revenue by timing of transfer of goods or services are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	585,365,937	415,200,758	284,899,876	40,533,217
Services transferred over time	-	126,723,897	137,345,535	19,540,396
Total revenues	585,365,937	541,924,655	422,245,411	60,073,613

Schedule of Revenue by Geographic Locations

The Company’s revenue by geographic locations are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Mainland PRC revenues	542,958,194	415,200,758	284,899,876	40,533,217
Hong Kong revenues	32,297,915	126,723,897	137,345,535	19,540,396
International revenues	10,109,828	-	-	-
Total revenues	585,365,937	541,924,655	422,245,411	60,073,613

Schedule of Noncontrolling Interests

Noncontrolling interests consist of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
VIDA	(39,556,588)	(43,587,352)	(6,201,251)
Viru	(10,518,406)	(10,876,163)	(1,547,371)
MicroAlgo	435,827,198	509,909,182	72,545,695
Total noncontrolling interests	385,752,204	455,445,667	64,797,073